Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-69.37%
AAR Corp.	83,098	$3,538,313
Aerojet Rocketdyne Holdings, Inc.(b)	181,541	9,452,840
AeroVironment, Inc.(b)	57,197	3,809,892
Axon Enterprise, Inc.(b)	140,485	10,790,653
Boeing Co. (The)	248,921	79,224,087
BWX Technologies, Inc.	227,509	14,467,297
CAE, Inc. (Canada)	634,055	18,818,752
Cubic Corp.	74,473	4,862,342
Curtiss-Wright Corp.	102,173	14,859,019
Ducommun, Inc.(b)	27,281	1,116,611
Elbit Systems Ltd. (Israel)(c)	102,124	15,558,591
General Dynamics Corp.	313,640	55,025,002
HEICO Corp.	321,264	39,332,352
Hexcel Corp.	202,552	15,033,409
Huntington Ingalls Industries, Inc.	100,088	26,122,968
Kratos Defense & Security Solutions, Inc.(b)	247,861	4,545,771
L3Harris Technologies, Inc.	229,352	50,762,478
Lockheed Martin Corp.	212,449	90,953,666
Maxar Technologies, Inc.	141,887	2,264,517
Mercury Systems, Inc.(b)	129,578	9,945,112
Moog, Inc., Class A	82,873	7,426,250
Northrop Grumman Corp.	185,348	69,425,800
Parsons Corp.(b)	230,882	9,443,074
Raytheon Co.	306,362	67,687,620
Teledyne Technologies, Inc.(b)	86,205	31,469,997
Textron, Inc.	562,764	25,847,751
TransDigm Group, Inc.	77,873	50,094,143
Triumph Group, Inc.	119,165	2,434,541
United Technologies Corp.	554,197	83,240,389
Vectrus, Inc.(b)	26,923	1,500,957
		819,054,194
Communications Equipment-0.92%
Comtech Telecommunications Corp.	57,911	1,674,207
ViaSat, Inc.(b)	144,632	9,205,827
		10,880,034
Construction & Engineering-2.49%
Jacobs Engineering Group, Inc.	317,398	29,368,837
Containers & Packaging-4.32%
Ball Corp.	707,487	51,066,411
Diversified Telecommunication Services-0.67%
Intelsat S.A.(b)(c)	329,633	1,124,048
Iridium Communications, Inc.(b)	268,001	6,847,426
		7,971,474
Electronic Equipment, Instruments & Components-1.73%
FLIR Systems, Inc.	323,697	16,683,343
OSI Systems, Inc.(b)	43,073	3,727,538
		20,410,881
	Shares	Value
Industrial Conglomerates-6.90%
Honeywell International, Inc.	470,150	$81,439,383
IT Services-9.94%
Booz Allen Hamilton Holding Corp.	334,472	26,102,195
CACI International, Inc., Class A(b)	59,435	15,895,296
KBR, Inc.	336,567	9,154,622
Leidos Holdings, Inc.	348,744	35,038,310
ManTech International Corp., Class A	94,977	7,624,754
Perspecta, Inc.	389,585	10,935,651
Science Applications International Corp.	143,317	12,578,933
		117,329,761
Machinery-2.64%
Oshkosh Corp.	162,397	13,972,638
Woodward, Inc.	147,909	17,203,296
		31,175,934
Software-0.65%
FireEye, Inc.(b)	476,806	7,619,360
Trading Companies & Distributors-0.35%
Kaman Corp.	66,579	4,109,256
Total Common Stocks & Other Equity Interests (Cost $911,476,806)		1,180,425,525

Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $1,174,145)	1,174,145	1,174,145
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $912,650,951)		1,181,599,670
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	3,221,596	3,221,596
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,073,436	1,073,865
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,295,420)		4,295,461
TOTAL INVESTMENTS IN SECURITIES-100.44% (Cost $916,946,371)		1,185,895,131
OTHER ASSETS LESS LIABILITIES-(0.44)%		(5,205,076)
NET ASSETS-100.00%		$1,180,690,055
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BRIC ETF (EEB)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-17.29%
58.com, Inc., ADR (China)(b)	5,741	$319,314
Autohome, Inc., ADR (China)(b)	3,521	269,286
Baidu, Inc., ADR (China)(b)	17,073	2,109,540
Bilibili, Inc., ADR (China)(b)	4,923	106,091
Bitauto Holdings Ltd., ADR (China)(b)	1,609	24,296
China Mobile Ltd. (China)	344,099	2,817,790
China Telecom Corp. Ltd., H Shares (China)	858,932	333,601
China Unicom Hong Kong Ltd. (China)	359,546	299,827
DouYu International Holdings Ltd., ADR (China)(b)	4,224	34,172
HUYA, Inc., ADR (China)(b)	3,601	64,386
iQIYI, Inc., ADR (China)(b)	16,651	370,318
JOYY, Inc., ADR (China)(b)	3,551	214,942
Mail.Ru Group Ltd., GDR (Russia)(b)(c)	6,479	152,516
Mobile TeleSystems PJSC, ADR (Russia)	27,862	283,914
Momo, Inc., ADR (China)	9,737	297,952
NetEase, Inc., ADR (China)	4,302	1,379,910
Oi S.A., ADR (Brazil)(b)	13,341	14,275
Qutoutiao, Inc., ADR (China)(b)	7,604	31,328
Rostelecom PJSC, ADR (Russia)	1,924	15,447
Sistema PJSFC, GDR (Russia)(c)	8,957	51,413
Sogou, Inc., ADR (China)(b)	3,907	15,941
Sohu.com Ltd., ADR (China)(b)	1,872	19,899
Telefonica Brasil S.A., ADR (Brazil)	22,276	309,191
Tencent Music Entertainment Group, ADR (China)(b)	2,664	33,806
TIM Participacoes S.A., ADR (Brazil)	9,901	192,574
VEON Ltd., ADR (Russia)	41,366	107,138
Weibo Corp., ADR (China)(b)	3,972	169,287
		10,038,154
Consumer Discretionary-21.93%
Alibaba Group Holding Ltd., ADR (China)(b)	28,506	5,889,055
Baozun, Inc., ADR (China)(b)	2,401	72,294
GSX Techedu, Inc., ADR (China)(b)	1,247	40,765
Huazhu Group Ltd., ADR (China)	6,930	239,085
JD.com, Inc., ADR (China)(b)	54,302	2,046,642
Luckin Coffee, Inc., ADR (China)(b)	2,308	74,987
Mahindra & Mahindra Ltd., GDR (India)(c)	4,294	34,137
New Oriental Education & Technology Group, Inc., ADR (China)(b)	7,406	900,199
NIO, Inc., ADR (China)(b)	42,583	160,964
Pinduoduo, Inc., ADR (China)(b)	22,338	786,744
TAL Education Group, ADR (China)(b)	24,002	1,197,700
Tata Motors Ltd., ADR (India)(b)	13,564	164,531
Trip.com Group Ltd., ADR (China)(b)	25,334	813,982
Uxin Ltd., ADR (China)(b)	6,419	15,791
Vipshop Holdings Ltd., ADR (China)(b)	23,621	300,695
		12,737,571
Consumer Staples-3.75%
Ambev S.A., ADR (Brazil)	274,318	1,141,163
BRF S.A., ADR (Brazil)(b)	44,807	318,578
Cia Brasileira de Distribuicao, ADR (Brazil)	7,363	146,376
Magnit PJSC, GDR (Russia)(c)	23,365	316,527
X5 Retail Group N.V., GDR (Russia)(c)	6,899	252,923
		2,175,567
Energy-20.82%
China Petroleum & Chemical Corp., H Shares (China)	1,581,730	834,780
CNOOC Ltd., ADR (China)	1,362	205,662
	Shares	Value
Energy-(continued)
Gazprom Neft PJSC, ADR (Russia)	1,568	$54,529
Gazprom PJSC, ADR (Russia)	375,472	2,630,784
LUKOIL PJSC, ADR (Russia)	26,236	2,667,937
Novatek PJSC, GDR (Russia)(c)	5,099	917,820
PetroChina Co. Ltd., H Shares (China)	1,307,472	575,995
Petroleo Brasileiro S.A., ADR (Brazil)	83,416	1,177,000
Petroleo Brasileiro S.A., ADR (Brazil)	76,384	1,012,088
Reliance Industries Ltd., GDR (India)(c)	7,080	276,828
Rosneft Oil Co. PJSC, GDR (Russia)(c)	72,240	539,725
Surgutneftegas PJSC, ADR (Russia)	55,345	391,488
Tatneft PJSC, ADR (Russia)	9,531	683,114
TMK PJSC, GDR (Russia)(c)	5,617	19,491
Ultrapar Participacoes S.A., ADR (Brazil)	17,879	105,128
		12,092,369
Financials-18.50%
360 Finance, Inc., ADR (China)(b)	3,071	28,038
Axis Bank Ltd., GDR (India)(c)	1,622	82,884
Banco Bradesco S.A., ADR (Brazil)	207,585	1,583,874
Banco Santander Brasil S.A., ADR (Brazil)	18,024	174,833
China Life Insurance Co. Ltd., H Shares (China)	463,362	1,110,516
HDFC Bank Ltd., ADR (India)	24,572	1,407,484
Huatai Securities Co. Ltd., H Shares (China)(c)	98,000	154,116
ICICI Bank Ltd., ADR (India)	78,868	1,149,895
Itau Unibanco Holding S.A., ADR (Brazil)	301,413	2,293,753
LexinFintech Holdings Ltd., ADR (China)(b)	3,688	49,050
Qudian, Inc., ADR (China)(b)	7,199	20,733
Sberbank of Russia PJSC, ADR (Russia)	146,251	2,331,796
State Bank of India, GDR (India)(b)(c)	2,770	122,988
TCS Group Holding PLC, GDR (Russia)(b)(c)	3,918	93,248
VTB Bank PJSC, GDR (Russia)(c)	99,108	141,090
		10,744,298
Health Care-0.84%
BeiGene Ltd., ADR (China)(b)	1,593	242,710
Dr. Reddy’s Laboratories Ltd., ADR (India)	2,733	119,377
Zai Lab Ltd., ADR (China)(b)	2,507	127,832
		489,919
Industrials-2.19%
Azul S.A., ADR (Brazil)(b)	5,238	217,377
BEST, Inc., ADR (China)(b)	13,357	70,926
China Eastern Airlines Corp. Ltd., H Shares (China)(b)	124,127	56,657
China Southern Airlines Co. Ltd., H Shares (China)	95,195	52,250
Embraer S.A., ADR (Brazil)(b)	10,783	181,586
Gol Linhas Aereas Inteligentes S.A., ADR (Brazil)	4,155	66,605
Larsen & Toubro Ltd., GDR (India)(c)	2,486	47,085
ZTO Express Cayman, Inc., ADR (China)	26,770	581,444
		1,273,930
Information Technology-4.85%
Daqo New Energy Corp., ADR (China)(b)	576	29,134
GDS Holdings Ltd., ADR (China)(b)	4,601	237,918
Infosys Ltd., ADR (India)	204,845	2,245,101
JinkoSolar Holding Co. Ltd., ADR (China)(b)	1,976	36,951
Linx S.A., ADR (Brazil)(b)	1,116	8,827
QIWI PLC, ADR (Russia)	1,696	31,461
Wipro Ltd., ADR (India)	19,302	70,066
WNS (Holdings) Ltd., ADR (India)(b)	2,199	156,921
		2,816,379

Invesco BRIC ETF (EEB)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Materials-8.40%
Aluminum Corp. of China Ltd., H Shares (China)(b)	243,621	$71,049
Cia Siderurgica Nacional S.A., ADR (Brazil)	39,550	118,254
Gerdau S.A., ADR (Brazil)	65,333	305,758
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia)(c)	6,876	62,874
MMC Norilsk Nickel PJSC, ADR (Russia)	37,439	1,206,625
Novolipetsk Steel PJSC, GDR (Russia)(c)	7,056	152,274
PhosAgro PJSC, GDR (Russia)(c)	6,260	79,439
Polyus PJSC, GDR (Russia)(c)	3,476	212,384
Severstal PJSC, GDR (Russia)(c)	11,939	167,789
Sinopec Shanghai Petrochemical Co. Ltd., H Shares (China)	190,493	48,649
Suzano S.A., ADR (Brazil)	5,227	48,141
Tata Steel Ltd., GDR (India)(c)	2,946	17,474
Vale S.A., ADR (Brazil)	197,227	2,313,473
Vedanta Ltd., ADR (India)	9,322	73,644
		4,877,827
Utilities-1.35%
Centrais Eletricas Brasileiras S.A., ADR (Brazil)	4,450	40,540
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	20,480	289,997
	Shares	Value
Utilities-(continued)
Cia Energetica de Minas Gerais, ADR (Brazil)	60,177	$208,212
Cia Paranaense de Energia, Class B, ADR (Brazil)	6,281	107,280
GAIL (India) Ltd., GDR (India)(c)	1,069	10,690
Huaneng Power International, Inc., H Shares (China)	233,915	110,646
RusHydro PJSC, ADR (Russia)	13,021	13,255
		780,620
Total Common Stocks & Other Equity Interests (Cost $61,592,382)		58,026,634
Money Market Funds-0.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $117,031)	117,031	117,031
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $61,709,413)		58,143,665
OTHER ASSETS LESS LIABILITIES-(0.12)%		(68,360)
NET ASSETS-100.00%		$58,075,305

Investment Abbreviations:
ADR	-American Depositary Receipt
GDR	-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $3,905,715, which represented 6.73% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

This Fund has holdings greater than 10% of net assets in the following country:
China	44.93%
Russia	23.38%
Brazil	21.31%
India	10.30%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco CleantechTM ETF (PZD)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Aerospace & Defense-2.76%
Hexcel Corp.	90,076	$6,685,441
Auto Components-2.09%
BorgWarner, Inc.	147,470	5,056,746
Building Products-5.89%
Johnson Controls International PLC	174,409	6,880,435
Kingspan Group PLC (Ireland)	120,084	7,405,742
		14,286,177
Chemicals-7.94%
Gurit Holding AG, BR (Switzerland)	1,296	1,961,906
Novozymes A/S, Class B (Denmark)	149,076	7,779,493
PQ Group Holdings, Inc.(b)	173,692	2,659,225
Umicore S.A. (Belgium)	149,012	6,864,667
		19,265,291
Commercial Services & Supplies-2.36%
TOMRA Systems ASA (Norway)(c)	194,175	5,729,740
Communications Equipment-0.58%
Digi International, Inc.(b)	88,701	1,401,032
Electrical Equipment-18.66%
ABB Ltd. (Switzerland)	294,916	6,883,259
EnerSys	61,107	4,397,260
Schneider Electric SE (France)	69,330	6,954,790
Sensata Technologies Holding PLC(b)	123,323	5,829,478
Siemens Gamesa Renewable Energy S.A. (Spain)	409,678	6,539,946
Sunrun, Inc.(b)	197,014	3,355,148
TPI Composites, Inc.(b)	101,851	2,113,408
Vestas Wind Systems A/S (Denmark)	69,647	6,948,846
XP Power Ltd. (Singapore)	47,461	2,239,759
		45,261,894
Electronic Equipment, Instruments & Components-9.98%
Badger Meter, Inc.	45,327	2,677,013
Hollysys Automation Technologies Ltd. (China)	141,093	2,103,697
Horiba Ltd. (Japan)	67,487	4,308,807
Itron, Inc.(b)	55,469	4,534,591
Opus Group AB (Sweden)	1,455,565	1,282,103
Trimble, Inc.(b)	166,972	7,099,649
Vaisala OYJ, Class A (Finland)	58,976	2,205,806
		24,211,666
Equity REITs-1.59%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	113,253	3,860,795
Independent Power and Renewable Electricity Producers-3.66%
Ormat Technologies, Inc.	61,100	4,842,786
Scatec Solar ASA (Norway)(d)	236,385	4,033,865
		8,876,651
Industrial Conglomerates-4.28%
Raven Industries, Inc.	83,749	2,626,368
Roper Technologies, Inc.	20,327	7,758,003
		10,384,371
Life Sciences Tools & Services-2.67%
Eurofins Scientific SE (Luxembourg)(c)	12,039	6,484,029
	Shares	Value
Machinery-11.79%
Donaldson Co., Inc.	117,166	$6,075,057
Kadant, Inc.	22,851	2,435,916
Kornit Digital Ltd. (Israel)(b)	85,383	3,567,302
Lindsay Corp.(c)	25,231	2,523,857
Woodward, Inc.	56,390	6,558,721
Xylem, Inc.	90,886	7,421,751
		28,582,604
Professional Services-7.49%
Intertek Group PLC (United Kingdom)	93,403	7,091,935
Ricardo PLC (United Kingdom)	166,959	1,699,060
SGS S.A. (Switzerland)	2,657	7,689,032
Willdan Group, Inc.(b)	50,431	1,670,779
		18,150,806
Semiconductors & Semiconductor Equipment-11.84%
Advanced Energy Industries, Inc.(b)	67,131	4,695,142
Cree, Inc.(b)	140,950	6,552,766
Power Integrations, Inc.	50,025	4,885,942
Semtech Corp.(b)	93,333	4,497,717
SMA Solar Technology AG (Germany)(b)	46,303	1,703,591
SolarEdge Technologies, Inc.(b)	65,234	6,383,799
		28,718,957
Software-6.27%
ANSYS, Inc.(b)	27,803	7,627,197
Autodesk, Inc.(b)	38,536	7,585,812
		15,213,009
Total Common Stocks & Other Equity Interests (Cost $180,279,503)		242,169,209

Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $306,971)	306,971	306,971
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $180,586,474)		242,476,180
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	3,874,203	3,874,203
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	1,290,885	1,291,401
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,165,597)		5,165,604
TOTAL INVESTMENTS IN SECURITIES-102.11% (Cost $185,752,071)		247,641,784
OTHER ASSETS LESS LIABILITIES-(2.11)%		(5,120,011)
NET ASSETS-100.00%		$242,521,773

Invesco CleantechTM ETF (PZD)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2020 represented 1.66% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco India ETF*	$800,368	$254,254	$(1,042,809)	$(7,198)	$(4,615)	$-	$-

*	At January 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-0.76%
Charter Communications, Inc., Class A(b)	26,487	$13,705,963
Consumer Discretionary-11.69%
AutoZone, Inc.(b)	13,179	13,942,855
Best Buy Co., Inc.	104,893	8,883,388
Burlington Stores, Inc.(b)	57,269	12,454,289
Churchill Downs, Inc.	80,415	11,610,318
Helen of Troy Ltd.(b)	79,969	15,118,139
Home Depot, Inc. (The)	44,547	10,161,171
NIKE, Inc., Class B	326,376	31,430,009
NVR, Inc.(b)	2,863	10,927,985
O’Reilly Automotive, Inc.(b)	110,043	44,688,462
Planet Fitness, Inc., Class A(b)	128,565	10,386,766
Pool Corp.	61,542	13,496,161
Service Corp. International	344,970	16,541,312
TJX Cos., Inc. (The)	193,753	11,439,177
		211,080,032
Consumer Staples-2.17%
Brown-Forman Corp., Class B	248,127	16,783,310
Costco Wholesale Corp.	35,121	10,730,168
Estee Lauder Cos., Inc. (The), Class A	60,075	11,724,237
		39,237,715
Financials-6.60%
Ameriprise Financial, Inc.	55,080	9,110,783
Chubb Ltd.	71,431	10,856,798
Discover Financial Services	109,818	8,250,626
Moody’s Corp.	41,824	10,739,985
MSCI, Inc.	58,349	16,676,144
S&P Global, Inc.	35,174	10,331,659
W.R. Berkley Corp.	576,885	42,418,354
Western Alliance Bancorp	196,505	10,852,971
		119,237,320
Health Care-13.79%
Amedisys, Inc.(b)	122,664	21,648,969
Becton, Dickinson and Co.	51,407	14,146,178
Boston Scientific Corp.(b)	215,060	9,004,562
Chemed Corp.	21,777	10,170,730
Danaher Corp.	151,069	24,302,470
DexCom, Inc.(b)	45,122	10,863,122
Edwards Lifesciences Corp.(b)	45,239	9,946,247
Humana, Inc.	26,859	9,031,070
Insulet Corp.(b)	62,999	12,224,326
Masimo Corp.(b)	76,174	12,995,284
Mirati Therapeutics, Inc.(b)	379,364	32,940,176
Novocure Ltd.(b)	302,615	24,651,018
ResMed, Inc.	60,462	9,611,644
UnitedHealth Group, Inc.	35,135	9,572,531
West Pharmaceutical Services, Inc.	242,486	37,815,692
		248,924,019
Industrials-17.88%
Cintas Corp.	37,356	10,421,203
Copart, Inc.(b)	386,187	39,182,533
CoStar Group, Inc.(b)	30,283	19,774,496
Hexcel Corp.	125,285	9,298,653
IDEX Corp.	104,050	17,048,593
Ingersoll-Rand PLC	68,034	9,064,170
Lockheed Martin Corp.	75,647	32,385,994
Northrop Grumman Corp.	59,126	22,146,826
Old Dominion Freight Line, Inc.	130,866	25,679,835
	Shares	Value
Industrials-(continued)
Roper Technologies, Inc.	112,215	$42,827,977
Teledyne Technologies, Inc.(b)	82,440	30,095,546
Toro Co. (The)	122,208	9,779,084
TransDigm Group, Inc.	51,258	32,973,246
Union Pacific Corp.	124,057	22,258,307
		322,936,463
Information Technology-34.74%
Accenture PLC, Class A	44,400	9,111,324
Adobe, Inc.(b)	39,105	13,731,330
Advanced Micro Devices, Inc.(b)	217,257	10,211,079
Amphenol Corp., Class A	254,314	25,296,614
ANSYS, Inc.(b)	165,660	45,445,508
Apple, Inc.	189,109	58,531,127
Booz Allen Hamilton Holding Corp.	129,834	10,132,245
Broadridge Financial Solutions, Inc.	74,056	8,823,772
Cadence Design Systems, Inc.(b)	275,682	19,879,429
CDW Corp.	69,607	9,080,233
Entegris, Inc.	239,657	12,404,646
EPAM Systems, Inc.(b)	48,181	10,992,013
Euronet Worldwide, Inc.(b)	65,782	10,369,874
Fair Isaac Corp.(b)	58,103	23,379,485
Fiserv, Inc.(b)	269,449	31,959,346
Global Payments, Inc.	57,796	11,296,228
Mastercard, Inc., Class A	149,676	47,288,635
MAXIMUS, Inc.	179,217	12,858,820
Monolithic Power Systems, Inc.	95,046	16,269,024
NVIDIA Corp.	99,593	23,546,773
Okta, Inc.(b)	83,573	10,701,523
Paycom Software, Inc.(b)	128,538	40,895,650
Paylocity Holding Corp.(b)	97,970	13,900,963
Pegasystems, Inc.	118,324	10,200,712
RingCentral, Inc., Class A(b)	150,351	30,909,159
ServiceNow, Inc.(b)	48,511	16,407,876
Synopsys, Inc.(b)	65,339	9,638,156
Trade Desk, Inc. (The), Class A(b)	79,856	21,495,638
Tyler Technologies, Inc.(b)	56,564	18,308,635
Ubiquiti, Inc.(c)	61,806	10,100,337
VeriSign, Inc.(b)	47,645	9,916,830
Visa, Inc., Class A	77,213	15,363,071
Zebra Technologies Corp., Class A(b)	36,834	8,804,063
		627,250,118
Materials-4.67%
Air Products and Chemicals, Inc.	41,719	9,958,742
Graphic Packaging Holding Co.	1,123,043	17,553,162
NewMarket Corp.	24,293	10,679,689
RPM International, Inc.	140,714	10,042,758
Sherwin-Williams Co. (The)	64,724	36,050,621
		84,284,972
Real Estate-4.83%
American Tower Corp.	222,338	51,524,608
Crown Castle International Corp.	65,342	9,790,845
Equity LifeStyle Properties, Inc.	222,294	16,171,889
First Industrial Realty Trust, Inc.	228,589	9,760,750
		87,248,092
Utilities-2.75%
Aqua America, Inc.	216,511	11,245,582
Atmos Energy Corp.	83,266	9,744,620

Invesco DWA Momentum ETF (PDP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	179,916	$12,326,045
NextEra Energy, Inc.	61,035	16,369,587
		49,685,834
Total Common Stocks & Other Equity Interests (Cost $1,438,828,502)		1,803,590,528
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $729,712)	729,712	729,712
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $1,439,558,214)		1,804,320,240
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	5,118,260	$5,118,260
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	2,025,223	2,026,033
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,144,293)		7,144,293
TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $1,446,702,507)		1,811,464,533
OTHER ASSETS LESS LIABILITIES-(0.32)%		(5,770,554)
NET ASSETS-100.00%		$1,805,693,979

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-94.25%
Capital Markets-59.55%
3i Group PLC (United Kingdom)	796,611	$11,598,276
Alaris Royalty Corp. (Canada)(b)	61,716	1,019,617
Allied Minds PLC (United Kingdom)	844,860	408,169
Apollo Investment Corp.	89,277	1,541,814
Ares Capital Corp.	308,051	5,797,520
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(b)	51,215	1,874,099
Bain Capital Specialty Finance, Inc.	78,266	1,549,667
BlackRock Capital Investment Corp.	213,292	1,062,194
BlackRock TCP Capital Corp.	110,399	1,572,082
Blackstone Group, Inc. (The), Class A	132,934	8,118,279
Brait SE (South Africa)(c)	1,624,308	889,068
Brait SE, Rts., expiring 02/14/2020 (South Africa)(c)	2,706,711	283,312
Bure Equity AB (Sweden)	70,586	1,574,493
CapMan OYJ (Finland)(b)	206,761	600,327
Carlyle Group, Inc. (The)(b)	234,332	7,611,103
Deutsche Beteiligungs AG (Germany)	37,170	1,567,348
eSchroder UK Public Private (United Kingdom)(c)	1,041,553	448,277
FS KKR Capital Corp.	427,630	2,647,030
Georgia Capital PLC (Georgia)(c)	83,347	883,339
Gimv N.V. (Belgium)	34,286	2,112,564
Gladstone Investment Corp.(b)	70,425	926,089
Goldman Sachs BDC, Inc.	72,212	1,519,340
Golub Capital BDC, Inc.	143,562	2,642,976
Gozde Girisim Sermayesi Yatirim Ortakligi A.S. (Turkey)(c)	638,662	528,217
Hamilton Lane, Inc., Class A	42,785	2,778,886
HBM Healthcare Investments AG, Class A (Switzerland)	9,305	2,161,149
Hercules Capital, Inc.(b)	147,201	2,121,166
Intermediate Capital Group PLC (United Kingdom)	274,471	6,302,692
IP Group PLC (United Kingdom)(c)	1,654,867	1,507,379
Jafco Co. Ltd. (Japan)	52,385	2,225,704
KKR & Co., Inc., Class A	254,862	8,130,098
Long4Life Ltd. (South Africa)(c)	1,854,481	461,163
Main Street Capital Corp.(b)	60,203	2,592,943
Medley Capital Corp.	239,709	515,374
Merian Chrysalis Investment Co. Ltd. (Guernsey)(c)	656,523	1,107,749
Mutares SE & Co. KGaA (Germany)	40,708	563,005
New Mountain Finance Corp.	151,360	2,126,608
Oaktree Specialty Lending Corp.	284,002	1,590,411
Oxford Square Capital Corp.(b)	99,348	591,121
Partners Group Holding AG (Switzerland)	12,834	11,774,092
Princess Private Equity Holding Ltd. (Guernsey)	133,420	1,655,988
Prospect Capital Corp.(b)	392,905	2,557,812
Ratos AB, Class B (Sweden)	592,815	2,084,984
Solar Capital Ltd.	75,008	1,541,414
Sutter Rock Capital Corp.(b)	75,953	521,038
Syncona Ltd. (United Kingdom)	728,139	2,054,043
Tamburi Investment Partners S.p.A. (Italy)	206,158	1,553,558
TCG BDC, Inc.	111,740	1,547,599
TPG Specialty Lending, Inc.	96,816	2,089,289
VinaCapital Vietnam Opportunity Fund Ltd. (Guernsey)	243,451	1,020,517
	Shares	Value
Capital Markets-(continued)
Vostok New Ventures Ltd., SDR (Sweden)	231,589	$1,621,831
Zeder Investments Ltd. (South Africa)	3,118,017	977,011
		124,549,824
Diversified Financial Services-16.72%
Apax Global Alpha Ltd. (Guernsey)(d)	686,532	1,488,703
Cannae Holdings, Inc.(c)	81,926	3,331,111
Compass Diversified Holdings	105,355	2,453,718
Eurazeo SE (France)	76,529	5,487,172
HgCapital Trust PLC (United Kingdom)	635,679	2,241,522
Kinnevik AB, Class B (Sweden)	256,449	6,193,951
NB Private Equity Partners Ltd. (Guernsey)	103,574	1,652,029
Onex Corp. (Canada)	99,022	6,356,635
Wendel S.A. (France)	43,142	5,765,883
		34,970,724
Diversified Telecommunication Services-0.74%
ATN International, Inc.	26,908	1,557,166
Electrical Equipment-5.57%
Melrose Industries PLC (United Kingdom)	3,787,837	11,643,975
Food Products-0.99%
Schouw & Co. A/S (Denmark)	25,182	2,063,226
Industrial Conglomerates-3.38%
Fosun International Ltd. (China)	4,463,302	5,989,466
Italmobiliare S.p.A. (Italy)	38,801	1,079,282
		7,068,748
Interactive Media & Services-4.46%
IAC/InterActiveCorp.(c)	38,261	9,319,997
Internet & Direct Marketing Retail-1.69%
Rocket Internet SE (Germany)(c)(d)	150,682	3,526,741
IT Services-0.91%
Digital Garage, Inc. (Japan)	50,944	1,910,664
Life Sciences Tools & Services-0.24%
Malin Corp PLC (Ireland)(c)	107,138	508,166
Total Common Stocks & Other Equity Interests (Cost $169,874,049)		197,119,231

Money Market Funds-6.38%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $13,338,112)	13,338,112	13,338,112
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.63% (Cost $183,212,161)		210,457,343
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	7,322,863	7,322,863

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	2,467,642	$2,468,629
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,791,450)		9,791,492
TOTAL INVESTMENTS IN SECURITIES-105.31% (Cost $193,003,611)		220,248,835
OTHER ASSETS LESS LIABILITIES-(5.31)%		(11,106,685)
NET ASSETS-100.00%		$209,142,150

Investment Abbreviations:
Rts.	-Rights
SDR	-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $5,015,444, which represented 2.40% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	17.31%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021		$2,425,729	$-	$126,271	$126,271
Subtotal — Appreciation								—	126,271	126,271
Equity Risk
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021		2,754,605	-	(6,455)	(6,455)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2021	CAD	7,627,518	-	(44,700)	(44,700)

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2020
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2020	GBP	675,682	$-	$(7,582)	$(7,582)
Subtotal — Depreciation								—	(58,737)	(58,737)
Total Over-The-Counter Total Return Swap Agreements								$—	$67,534	$67,534

Abbreviations:
CAD	-Canadian Dollar
CDOR	-Canadian Dealer Offered Rate
GBP	-British Pound Sterling
LIBOR	-London Interbank Offered Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%(b)
Communication Services-37.52%
58.com, Inc., ADR(c)	104,923	$5,835,817
Autohome, Inc., ADR(c)	56,364	4,310,719
Baidu, Inc., ADR(c)	123,818	15,298,952
Bilibili, Inc., ADR(c)	144,890	3,122,380
Bitauto Holdings Ltd., ADR(c)	32,416	489,482
Blue Hat Interactive Entertainment Technology(c)	34,544	43,180
Changyou.com Ltd., ADR	19,530	208,385
China Mobile Ltd., ADR	99,902	4,099,978
China Telecom Corp. Ltd., ADR	4,878	188,827
China Unicom Hong Kong Ltd., ADR	35,970	300,350
DouYu International Holdings Ltd., ADR(c)	66,243	535,906
Fang Holdings Ltd., ADR(c)(d)	62,788	163,249
iQIYI, Inc., ADR(c)(d)	293,072	6,517,921
JOYY, Inc., ADR(c)	50,236	3,040,785
Luokung Technology Corp.(c)	194,277	159,307
Momo, Inc., ADR	155,942	4,771,825
NetEase, Inc., ADR	46,543	14,929,133
Qutoutiao, Inc., ADR(c)(d)	94,235	388,248
SINA Corp.(c)	68,372	2,648,731
Sohu.com Ltd., ADR(c)	38,862	413,103
So-Young International, Inc., ADR(c)(d)	14,696	178,556
Weibo Corp., ADR(c)(d)	73,321	3,124,941
		70,769,775
Consumer Discretionary-44.73%
500.com Ltd., ADR(c)(d)	33,005	226,084
Alibaba Group Holding Ltd., ADR(c)	73,381	15,159,781
Baozun, Inc., ADR(c)(d)	46,749	1,407,612
Bright Scholar Education Holdings Ltd., ADR	25,382	217,778
Hailiang Education Group, Inc., ADR(c)	2,915	207,257
Huazhu Group Ltd., ADR	143,585	4,953,682
JD.com, Inc., ADR(c)	449,501	16,941,693
Jumei International Holding Ltd., ADR(c)	9,891	163,202
Kandi Technologies Group, Inc.(c)(d)	51,922	206,650
Luckin Coffee, Inc., ADR(c)(d)	37,306	1,212,072
New Oriental Education & Technology Group, Inc., ADR(c)	60,606	7,366,659
Niu Technologies, ADR(c)(d)	25,271	221,374
Pinduoduo, Inc., ADR(c)	204,120	7,189,106
TAL Education Group, ADR(c)	165,796	8,273,220
Trip.com Group Ltd., ADR(c)	432,450	13,894,618
Uxin Ltd., ADR(c)(d)	179,547	441,686
Viomi Technology Co. Ltd., ADR(d)	31,177	225,098
Vipshop Holdings Ltd., ADR(c)	477,753	6,081,796
		84,389,368
Energy-1.44%
China Petroleum & Chemical Corp., ADR	15,100	791,693
CNOOC Ltd., ADR	10,504	1,586,104
PetroChina Co. Ltd., ADR	7,557	332,584
Sino Clean Energy, Inc., Rts., expiring 07/31/2049(c)(e)	26,179	0
		2,710,381
Financials-2.44%
360 Finance, Inc., ADR(c)	74,035	675,940
China Life Insurance Co. Ltd., ADR	25,411	302,645
Fanhua, Inc., ADR(d)	31,026	732,524
LexinFintech Holdings Ltd., ADR(c)	92,305	1,227,656
	Shares	Value
Financials-(continued)
Noah Holdings Ltd., ADR(c)(d)	31,812	$1,079,381
Qudian, Inc., ADR(c)(d)	202,799	584,061
		4,602,207
Health Care-3.31%
China Biologic Products Holdings, Inc.(c)	37,794	4,380,325
Zai Lab Ltd., ADR(c)	36,542	1,863,276
		6,243,601
Industrials-5.64%
51job, Inc., ADR(c)	38,773	2,797,472
China Customer Relations Centers, Inc.(c)(d)	18,019	167,937
China Index Holdings Ltd., ADR(c)	62,788	190,875
ZTO Express Cayman, Inc., ADR	344,836	7,489,838
		10,646,122
Information Technology-4.81%
21Vianet Group, Inc., ADR(c)	73,131	675,730
Canadian Solar, Inc. (Canada)(c)	58,428	1,171,481
Cheetah Mobile, Inc., ADR	40,422	139,860
Daqo New Energy Corp., ADR(c)	9,901	500,793
GDS Holdings Ltd., ADR(c)(d)	88,673	4,585,281
Hollysys Automation Technologies Ltd.	59,318	884,431
Huami Corp., ADR(c)	23,274	324,440
JinkoSolar Holding Co. Ltd., ADR(c)(d)	33,720	630,564
Xunlei Ltd., ADR(c)(d)	38,247	161,785
		9,074,365
Materials-0.05%
Sinopec Shanghai Petrochemical Co. Ltd., ADR(d)	3,591	91,499
Real Estate-0.06%
Xinyuan Real Estate Co. Ltd., ADR	36,571	121,416
Total Common Stocks & Other Equity Interests (Cost $182,491,219)		188,648,734

Money Market Funds-0.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(f) (Cost $368,501)	368,501	368,501
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $182,859,720)		189,017,235
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.89%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(f)(g)	12,579,339	12,579,339
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(f)(g)	4,191,436	4,193,113
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,772,299)		16,772,452
TOTAL INVESTMENTS IN SECURITIES-109.09% (Cost $199,632,019)		205,789,687
OTHER ASSETS LESS LIABILITIES-(9.09)%		(17,149,501)
NET ASSETS-100.00%		$188,640,186

Invesco Golden Dragon China ETF (PGJ)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at January 31, 2020.
(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Insider Sentiment ETF (NFO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-5.02%
AT&T, Inc.	20,315	$764,250
Comcast Corp., Class A	17,052	736,476
Liberty Broadband Corp., Class A(b)	7,355	967,844
Liberty Media Corp.-Liberty Braves, Class A(b)	27,622	807,944
Zynga, Inc., Class A(b)	132,081	795,128
		4,071,642
Consumer Discretionary-8.36%
Aramark	17,639	778,585
Darden Restaurants, Inc.	6,502	757,028
Dollar General Corp.	4,836	741,891
Helen of Troy Ltd.(b)	4,876	921,808
McDonald’s Corp.	3,580	766,013
NVR, Inc.(b)	207	790,113
ServiceMaster Global Holdings, Inc.(b)	13,752	495,760
Starbucks Corp.	8,694	737,512
Target Corp.	7,190	796,220
		6,784,930
Consumer Staples-4.87%
Coca-Cola Co. (The)	14,120	824,608
Conagra Brands, Inc.	25,056	824,843
McCormick & Co., Inc.	4,918	803,454
Post Holdings, Inc.(b)	7,263	759,492
Tyson Foods, Inc., Class A	8,924	737,390
		3,949,787
Financials-4.99%
CME Group, Inc., Class A	3,683	799,616
Globe Life, Inc.	8,027	836,895
Hartford Financial Services Group, Inc. (The)	12,683	751,848
Starwood Property Trust, Inc.	31,739	814,423
Voya Financial, Inc.	14,120	843,388
		4,046,170
Health Care-8.02%
Baxter International, Inc.	8,788	784,065
Hologic, Inc.(b)	15,225	814,842
Laboratory Corp. of America Holdings(b)	4,576	802,630
Merck & Co., Inc.	9,132	780,238
Mirati Therapeutics, Inc.(b)	9,867	856,752
Quest Diagnostics, Inc.	7,182	794,832
West Pharmaceutical Services, Inc.	5,420	845,249
Zoetis, Inc.	6,170	828,076
		6,506,684
Industrials-15.33%
AECOM(b)	20,466	987,075
Armstrong World Industries, Inc.	7,949	797,523
Cintas Corp.	2,867	799,807
Hexcel Corp.	9,360	694,699
Hubbell, Inc.	5,850	837,896
IDEX Corp.	4,691	768,620
Ingersoll-Rand PLC	6,239	831,222
L3Harris Technologies, Inc.	3,684	815,380
Lockheed Martin Corp.	1,971	843,825
Nordson Corp.	5,256	887,528
Owens Corning	12,163	735,740
Quanta Services, Inc.	20,336	796,154
TransDigm Group, Inc.	1,561	1,004,160
United Technologies Corp.	5,631	845,776
Verisk Analytics, Inc.	4,861	789,767
		12,435,172
	Shares	Value
Information Technology-18.09%
Accenture PLC, Class A	3,996	$820,019
ANSYS, Inc.(b)	3,473	952,748
CACI International, Inc., Class A(b)	3,324	888,971
Fair Isaac Corp.(b)	2,533	1,019,229
Fiserv, Inc.(b)	7,421	880,205
FleetCor Technologies, Inc.(b)	2,680	844,816
Guidewire Software, Inc.(b)	7,295	820,688
Jack Henry & Associates, Inc.	5,266	787,478
KLA Corp.	4,821	799,033
Lam Research Corp.	3,326	991,846
Leidos Holdings, Inc.	8,951	899,307
Manhattan Associates, Inc.(b)	9,529	814,348
Motorola Solutions, Inc.	4,511	798,447
NCR Corp.(b)	24,357	821,318
Science Applications International Corp.	8,800	772,376
Teradyne, Inc.	13,274	875,951
Western Union Co. (The)	33,177	892,461
		14,679,241
Materials-4.98%
Air Products and Chemicals, Inc.	3,465	827,130
Ball Corp.	10,558	762,077
Ecolab, Inc.	3,882	761,299
Newmont Corp.	20,272	913,456
W.R. Grace & Co.	11,515	775,650
		4,039,612
Real Estate-13.33%
Alexandria Real Estate Equities, Inc.	4,990	814,368
American Homes 4 Rent, Class A	29,691	811,455
American Tower Corp.	3,476	805,528
CubeSmart	22,026	697,564
Digital Realty Trust, Inc.	5,922	728,347
Equity Commonwealth	22,444	735,939
Essex Property Trust, Inc.	2,353	728,865
Kilroy Realty Corp.	9,869	814,883
Kimco Realty Corp.	36,816	701,345
Sabra Health Care REIT, Inc.	33,480	719,820
Spirit Realty Capital, Inc.	16,062	847,752
STORE Capital Corp.	20,548	806,509
Sun Communities, Inc.	5,178	839,716
UDR, Inc.	15,856	759,661
		10,811,752
Utilities-16.99%
Alliant Energy Corp.	14,254	846,117
Ameren Corp.	9,603	787,926
American Electric Power Co., Inc.	8,205	855,125
American Water Works Co., Inc.	6,188	842,806
Aqua America, Inc.	17,147	890,615
Consolidated Edison, Inc.	8,137	764,878
Dominion Energy, Inc.	9,486	813,425
DTE Energy Co.	5,782	766,751
Entergy Corp.	6,550	861,456
Exelon Corp.	15,912	757,252
FirstEnergy Corp.	15,938	809,491
NextEra Energy, Inc.	3,299	884,792
ONE Gas, Inc.	7,998	755,811
PNM Resources, Inc.	14,760	800,435
Sempra Energy	5,208	836,613

Invesco Insider Sentiment ETF (NFO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Southern Co. (The)	12,445	$876,128
UGI Corp.	15,292	635,994
		13,785,615
Total Common Stocks & Other Equity Interests (Cost $71,309,064)		81,110,605
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $158,298)	158,298	158,298
TOTAL INVESTMENTS IN SECURITIES-100.17% (Cost $71,467,362)		81,268,903
OTHER ASSETS LESS LIABILITIES-(0.17)%		(140,426)
NET ASSETS-100.00%		$81,128,477
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-5.52%
Charter Communications, Inc., Class A(b)	2,140	$1,107,364
DISH Network Corp., Class A(b)	29,742	1,093,316
Netflix, Inc.(b)	3,353	1,157,087
ORBCOMM, Inc.(b)	272,577	978,551
Spotify Technology S.A.(b)	7,379	1,042,653
Telephone & Data Systems, Inc.	43,135	978,302
T-Mobile US, Inc.(b)	13,252	1,049,426
United States Cellular Corp.(b)	29,938	958,615
		8,365,314
Consumer Discretionary-11.98%
Aaron’s, Inc.	17,883	1,061,535
Alibaba Group Holding Ltd., ADR (China)(b)	4,916	1,015,596
Bed Bath & Beyond, Inc.(c)	68,831	980,842
Best Buy Co., Inc.	12,244	1,036,944
Everi Holdings, Inc.(b)	87,583	1,094,788
Floor & Decor Holdings, Inc., Class A(b)(c)	22,064	1,087,976
KB Home	28,561	1,072,466
lululemon athletica, inc.(b)	4,474	1,071,031
M.D.C. Holdings, Inc.	25,075	1,056,661
Polaris, Inc.	11,766	1,080,589
Rent-A-Center, Inc.	35,978	1,048,039
Sonos, Inc.(b)	75,590	1,037,095
Target Corp.	9,596	1,062,661
Tempur Sealy International, Inc.(b)	12,362	1,132,606
Texas Roadhouse, Inc.	18,355	1,147,187
Tractor Supply Co.	11,769	1,093,929
Under Armour, Inc., Class A(b)(c)	53,267	1,074,928
		18,154,873
Energy-19.53%
Brigham Minerals, Inc., Class A	57,863	984,250
Cactus, Inc., Class A	33,611	968,669
Concho Resources, Inc.	12,684	961,193
Continental Resources, Inc.	35,955	978,695
Crestwood Equity Partners L.P.	35,522	1,028,717
Delek US Holdings, Inc.	35,849	984,414
Diamondback Energy, Inc.	12,786	951,278
Energy Transfer L.P.	85,998	1,082,715
Enterprise Products Partners L.P.	39,445	1,016,498
Green Plains Partners L.P.	52,428	746,575
Halliburton Co.	45,676	996,194
Helix Energy Solutions Group, Inc.(b)	124,918	1,041,816
Kimbell Royalty Partners L.P.	70,337	1,000,192
Marathon Oil Corp.	87,794	998,218
Marathon Petroleum Corp.	19,529	1,064,330
Newpark Resources, Inc.(b)	211,010	1,055,050
Nine Energy Service, Inc.(b)(c)	174,328	843,747
Occidental Petroleum Corp.	25,249	1,002,890
Oil States International, Inc.(b)	75,174	810,376
Parsley Energy, Inc., Class A	64,562	1,074,312
Patterson-UTI Energy, Inc.	118,038	937,222
Pioneer Natural Resources Co.	7,558	1,020,330
Plains All American Pipeline L.P.	60,189	1,002,147
Plains GP Holdings L.P., Class A(b)	59,469	990,159
ProPetro Holding Corp.(b)	100,555	979,406
Targa Resources Corp.	27,777	1,013,860
Viper Energy Partners L.P.	46,100	1,005,441
Williams Cos., Inc. (The)	48,279	998,892
WPX Energy, Inc.(b)	87,233	1,042,434
YPF S.A., ADR (Argentina)	109,853	1,031,520
		29,611,540
	Shares	Value
Financials-13.83%
Allstate Corp. (The)	9,291	$1,101,355
Ares Commercial Real Estate Corp.	66,084	1,079,812
Argo Group International Holdings Ltd.	15,666	1,027,690
Axos Financial, Inc.(b)	36,097	1,016,852
Bancorp, Inc. (The)(b)	90,408	1,069,527
BGC Partners, Inc., Class A	180,071	1,039,010
ConnectOne Bancorp, Inc.	43,237	1,020,826
FedNat Holding Co.	64,615	1,003,471
Hancock Whitney Corp.	25,761	1,023,742
Kemper Corp.	14,080	1,047,834
Ladder Capital Corp.	59,083	1,084,173
Meta Financial Group, Inc.	28,848	1,073,723
OceanFirst Financial Corp.	43,985	1,023,091
Old Republic International Corp.	47,648	1,074,462
Regions Financial Corp.	67,388	1,049,231
Signature Bank	7,487	1,062,330
Synovus Financial Corp.	27,876	976,217
TCF Financial Corp.	24,145	1,020,851
Willis Towers Watson PLC	5,365	1,133,571
Zions Bancorporation N.A.	22,847	1,039,310
		20,967,078
Health Care-14.11%
Antares Pharma, Inc.(b)	257,791	946,093
Becton, Dickinson and Co.	3,920	1,078,706
Bluebird Bio, Inc.(b)(c)	11,653	928,628
Blueprint Medicines Corp.(b)	15,655	993,310
Boston Scientific Corp.(b)	24,813	1,038,920
CareDx, Inc.(b)	49,037	1,184,734
ChemoCentryx, Inc.(b)	25,706	1,090,448
CVS Health Corp.	14,769	1,001,634
Flexion Therapeutics, Inc.(b)(c)	59,372	1,040,197
G1 Therapeutics, Inc.(b)	44,999	871,181
Gilead Sciences, Inc.	17,232	1,089,062
Health Catalyst, Inc.(b)	30,152	984,463
HealthEquity, Inc.(b)	15,002	991,032
Intercept Pharmaceuticals, Inc.(b)	11,041	1,020,299
Quidel Corp.(b)	14,489	1,112,755
Sol-Gel Technologies Ltd. (Israel)(b)(c)	78,036	1,001,202
Teleflex, Inc.	2,829	1,051,002
UnitedHealth Group, Inc.	3,636	990,628
Viking Therapeutics, Inc.(b)(c)	156,148	980,609
Voyager Therapeutics, Inc.(b)	84,079	927,391
Zimmer Biomet Holdings, Inc.	7,240	1,070,796
		21,393,090
Industrials-13.16%
Alaska Air Group, Inc.	16,665	1,076,392
Ameresco, Inc., Class A(b)	55,092	1,057,216
Casella Waste Systems, Inc., Class A(b)	21,988	1,125,566
Construction Partners, Inc.(b)	63,456	1,064,792
Cubic Corp.	16,079	1,049,798
Evoqua Water Technologies Corp.(b)	56,517	1,128,645
Foundation Building Materials, Inc.(b)	57,558	1,026,259
GMS, Inc.(b)	38,085	1,017,631
Kansas City Southern	6,632	1,118,752
Masco Corp.	22,175	1,053,756
Mesa Air Group, Inc.(b)	121,448	1,037,166
PACCAR, Inc.	14,206	1,054,227
SkyWest, Inc.	17,041	940,152
TPI Composites, Inc.(b)	52,423	1,087,777
Union Pacific Corp.	6,041	1,083,876
United Parcel Service, Inc., Class B	9,321	964,910

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Wabash National Corp.	88,219	$1,023,340
Waste Connections, Inc.	11,192	1,077,902
WESCO International, Inc.(b)	19,891	962,923
		19,951,080
Information Technology-15.77%
Alarm.com Holdings, Inc.(b)	23,618	1,037,539
Avnet, Inc.	26,357	961,767
Cerence, Inc.(b)	47,856	1,021,726
EchoStar Corp., Class A(b)	26,262	1,047,985
Envestnet, Inc.(b)	15,158	1,195,511
Fidelity National Information Services, Inc.	7,356	1,056,763
GDS Holdings Ltd., ADR (China)(b)(c)	19,910	1,029,546
IPG Photonics Corp.(b)	7,482	955,227
Jabil, Inc.	25,514	992,239
Microchip Technology, Inc.	9,997	974,508
Microsoft Corp.	6,597	1,123,007
MiX Telematics Ltd., ADR (South Africa)	66,976	876,046
nLight, Inc.(b)	52,474	921,968
Nokia OYJ, ADR (Finland)(c)	267,246	1,036,914
ON Semiconductor Corp.(b)	44,092	1,020,730
QUALCOMM, Inc.	11,757	1,002,990
Rapid7, Inc.(b)	17,689	1,050,373
RingCentral, Inc., Class A(b)	5,602	1,151,659
salesforce.com, inc.(b)	5,981	1,090,396
ServiceNow, Inc.(b)	3,494	1,181,776
SS&C Technologies Holdings, Inc.	16,829	1,060,395
Switch, Inc., Class A	67,596	1,081,536
SYNNEX Corp.	7,459	1,027,552
		23,898,153
Materials-0.32%
Tecnoglass, Inc.	63,611	481,535
Real Estate-5.75%
Agree Realty Corp.	14,733	1,118,677
CBRE Group, Inc., Class A(b)	17,945	1,095,542
CubeSmart	34,988	1,108,070
	Shares	Value
Real Estate-(continued)
CyrusOne, Inc.	17,057	$1,037,918
Equinix, Inc.	1,847	1,089,231
Invitation Homes, Inc.	35,089	1,104,251
Landmark Infrastructure Partners L.P.	64,830	1,131,284
Weyerhaeuser Co.	35,849	1,037,829
		8,722,802
Total Common Stocks & Other Equity Interests (Cost $137,121,086)		151,545,465
Money Market Funds-0.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $313,370)	313,370	313,370
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $137,434,456)		151,858,835
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.20%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	4,773,535	4,773,535
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,590,542	1,591,179
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,364,684)		6,364,714
TOTAL INVESTMENTS IN SECURITIES-104.38% (Cost $143,799,140)		158,223,549
OTHER ASSETS LESS LIABILITIES-(4.38)%		(6,632,138)
NET ASSETS-100.00%		$151,591,411

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.23%(b)
Communication Services-10.50%
Activision Blizzard, Inc.	7,561	$442,167
Alphabet, Inc., Class A(c)	2,949	4,225,268
Alphabet, Inc., Class C(c)	2,942	4,219,505
AT&T, Inc.	71,891	2,704,539
CenturyLink, Inc.	9,657	131,915
Charter Communications, Inc., Class A(c)	1,543	798,441
Comcast Corp., Class A	44,678	1,929,643
Discovery, Inc., Class A(c)	1,557	45,558
Discovery, Inc., Class C(c)	3,301	91,669
DISH Network Corp., Class A(c)	2,519	92,598
Electronic Arts, Inc.(c)	2,874	310,162
Facebook, Inc., Class A(c)	23,683	4,781,835
Fox Corp., Class A	3,488	129,335
Fox Corp., Class B	1,598	58,055
Interpublic Group of Cos., Inc. (The)	3,816	86,623
Live Nation Entertainment, Inc.(c)	1,387	94,538
Netflix, Inc.(c)	4,313	1,488,373
News Corp., Class A	3,824	52,083
News Corp., Class B	1,199	16,750
Omnicom Group, Inc.	2,143	161,389
Take-Two Interactive Software, Inc.(c)	1,114	138,849
T-Mobile US, Inc.(c)	3,115	246,677
Twitter, Inc.(c)	7,640	248,147
Verizon Communications, Inc.	40,702	2,419,327
ViacomCBS, Inc., Class B	5,318	181,503
Walt Disney Co. (The)	17,738	2,453,343
		27,548,292
Consumer Discretionary-9.85%
Advance Auto Parts, Inc.	681	89,722
Amazon.com, Inc.(c)	4,099	8,233,743
Aptiv PLC	2,512	212,993
AutoZone, Inc.(c)	235	248,621
Best Buy Co., Inc.	2,241	189,790
Booking Holdings, Inc.(c)	411	752,356
BorgWarner, Inc.	2,032	69,677
Capri Holdings Ltd.(c)	1,492	44,700
CarMax, Inc.(c)	1,618	157,011
Carnival Corp.	3,942	171,595
Chipotle Mexican Grill, Inc.(c)	252	218,424
D.R. Horton, Inc.	3,300	195,360
Darden Restaurants, Inc.	1,207	140,531
Dollar General Corp.	2,506	384,445
Dollar Tree, Inc.(c)	2,329	202,786
eBay, Inc.	7,526	252,573
Expedia Group, Inc.	1,376	149,227
Ford Motor Co.	38,323	338,009
Gap, Inc. (The)	2,095	36,474
Garmin Ltd.	1,422	137,863
General Motors Co.	12,374	413,168
Genuine Parts Co.	1,430	133,805
H&R Block, Inc.	1,922	44,590
Hanesbrands, Inc.	3,559	48,972
Harley-Davidson, Inc.	1,518	50,701
Hasbro, Inc.	1,252	127,541
Hilton Worldwide Holdings, Inc.	2,777	299,361
Home Depot, Inc. (The)	10,735	2,448,654
Kohl’s Corp.	1,541	65,878
L Brands, Inc.	2,286	52,944
Las Vegas Sands Corp.	3,326	217,221
Leggett & Platt, Inc.	1,295	61,629
Lennar Corp., Class A	2,755	182,822
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.(c)	3,016	$98,578
Lowe’s Cos., Inc.	7,543	876,798
Macy’s, Inc.	3,041	48,504
Marriott International, Inc., Class A	2,671	374,100
McDonald’s Corp.	7,412	1,585,946
MGM Resorts International	5,068	157,412
Mohawk Industries, Inc.(c)	585	77,033
Newell Brands, Inc.	3,750	73,238
NIKE, Inc., Class B	12,263	1,180,927
Nordstrom, Inc.	1,054	38,850
Norwegian Cruise Line Holdings Ltd.(c)	2,093	112,708
NVR, Inc.(c)	34	129,777
O’Reilly Automotive, Inc.(c)	745	302,545
PulteGroup, Inc.	2,507	111,938
PVH Corp.	730	63,634
Ralph Lauren Corp.	489	55,502
Ross Stores, Inc.	3,560	399,396
Royal Caribbean Cruises Ltd.	1,692	198,099
Starbucks Corp.	11,623	985,979
Tapestry, Inc.	2,715	69,966
Target Corp.	4,987	552,260
Tiffany & Co.	1,062	142,329
TJX Cos., Inc. (The)	11,934	704,583
Tractor Supply Co.	1,166	108,380
Ulta Beauty, Inc.(c)	563	150,833
Under Armour, Inc., Class A(c)	1,852	37,373
Under Armour, Inc., Class C(c)	1,915	34,393
VF Corp.	3,223	267,412
Whirlpool Corp.	622	90,918
Wynn Resorts Ltd.	951	119,978
Yum! Brands, Inc.	2,977	314,877
		25,837,452
Consumer Staples-7.24%
Altria Group, Inc.	18,385	873,839
Archer-Daniels-Midland Co.	5,479	245,240
Brown-Forman Corp., Class B	1,793	121,279
Campbell Soup Co.	1,663	80,473
Church & Dwight Co., Inc.	2,415	179,241
Clorox Co. (The)	1,235	194,278
Coca-Cola Co. (The)	37,948	2,216,163
Colgate-Palmolive Co.	8,435	622,334
Conagra Brands, Inc.	4,789	157,654
Constellation Brands, Inc., Class A	1,649	310,507
Costco Wholesale Corp.	4,348	1,328,401
Coty, Inc., Class A	2,909	29,846
Estee Lauder Cos., Inc. (The), Class A	2,191	427,596
General Mills, Inc.	5,948	310,605
Hershey Co. (The)	1,460	226,548
Hormel Foods Corp.	2,736	129,303
JM Smucker Co. (The)	1,122	116,250
Kellogg Co.	2,450	167,115
Kimberly-Clark Corp.	3,373	483,149
Kraft Heinz Co. (The)	6,129	178,967
Kroger Co. (The)	7,893	212,006
Lamb Weston Holdings, Inc.	1,437	131,212
McCormick & Co., Inc.	1,216	198,658
Molson Coors Beverage Co., Class B	1,849	102,767
Mondelez International, Inc., Class A	14,170	813,075
Monster Beverage Corp.(c)	3,757	250,216
PepsiCo., Inc.	13,723	1,948,940
Philip Morris International, Inc.	15,312	1,266,302
Procter & Gamble Co. (The)	24,543	3,058,549

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	5,021	$412,425
Tyson Foods, Inc., Class A	2,905	240,040
Walgreens Boots Alliance, Inc.	7,378	375,171
Walmart, Inc.	13,961	1,598,395
		19,006,544
Energy-3.87%
Apache Corp.	3,701	101,555
Baker Hughes Co., Class A	6,396	138,537
Cabot Oil & Gas Corp.	4,014	56,557
Chevron Corp.	18,609	1,993,768
Cimarex Energy Co.	1,002	43,978
Concho Resources, Inc.	1,978	149,893
ConocoPhillips	10,799	641,785
Devon Energy Corp.	3,809	82,731
Diamondback Energy, Inc.	1,586	117,998
EOG Resources, Inc.	5,725	417,410
Exxon Mobil Corp.	41,640	2,586,677
Halliburton Co.	8,639	188,417
Helmerich & Payne, Inc.	1,067	43,267
Hess Corp.	2,549	144,197
HollyFrontier Corp.	1,462	65,673
Kinder Morgan, Inc.	19,170	400,078
Marathon Oil Corp.	7,873	89,516
Marathon Petroleum Corp.	6,391	348,310
National Oilwell Varco, Inc.	3,797	78,256
Noble Energy, Inc.	4,708	93,077
Occidental Petroleum Corp.	8,791	349,179
ONEOK, Inc.	4,066	304,421
Phillips 66	4,373	399,561
Pioneer Natural Resources Co.	1,631	220,185
Schlumberger Ltd.	13,624	456,540
TechnipFMC PLC (United Kingdom)	4,135	68,269
Valero Energy Corp.	4,041	340,697
Williams Cos., Inc. (The)	11,928	246,790
		10,167,322
Financials-12.64%
Aflac, Inc.	7,224	372,542
Allstate Corp. (The)	3,188	377,906
American Express Co.	6,603	857,532
American International Group, Inc.	8,562	430,326
Ameriprise Financial, Inc.	1,246	206,101
Aon PLC	2,304	507,456
Arthur J. Gallagher & Co.	1,836	188,319
Assurant, Inc.	596	77,814
Bank of America Corp.	79,671	2,615,599
Bank of New York Mellon Corp. (The)	8,259	369,838
Berkshire Hathaway, Inc., Class B(c)	19,250	4,320,277
BlackRock, Inc.	1,160	611,726
Capital One Financial Corp.	4,583	457,383
Cboe Global Markets, Inc.	1,091	134,433
Charles Schwab Corp. (The)	11,252	512,529
Chubb Ltd.	4,460	677,875
Cincinnati Financial Corp.	1,495	156,900
Citigroup, Inc.	21,486	1,598,773
Citizens Financial Group, Inc.	4,278	159,484
CME Group, Inc., Class A	3,527	765,747
Comerica, Inc.	1,418	86,725
Discover Financial Services	3,085	231,776
E*TRADE Financial Corp.	2,223	94,744
Everest Re Group Ltd.	475	131,371
Fifth Third Bancorp	6,984	198,695
	Shares	Value
Financials-(continued)
First Republic Bank	1,659	$183,950
Franklin Resources, Inc.	2,744	69,423
Globe Life, Inc.	981	102,279
Goldman Sachs Group, Inc. (The)	3,137	745,822
Hartford Financial Services Group, Inc. (The)	3,547	210,266
Huntington Bancshares, Inc.	10,164	137,925
Intercontinental Exchange, Inc.	5,480	546,575
Invesco Ltd.(d)	3,735	64,616
JPMorgan Chase & Co.	30,867	4,085,556
KeyCorp	9,693	181,356
Lincoln National Corp.	1,952	106,345
Loews Corp.	2,517	129,500
M&T Bank Corp.	1,299	218,907
MarketAxess Holdings, Inc.	372	131,755
Marsh & McLennan Cos., Inc.	4,966	555,497
MetLife, Inc.	7,693	382,419
Moody’s Corp.	1,598	410,350
Morgan Stanley	12,106	632,660
MSCI, Inc.	834	238,357
Nasdaq, Inc.	1,129	131,483
Northern Trust Corp.	2,085	203,934
People’s United Financial, Inc.	4,371	67,401
PNC Financial Services Group, Inc. (The)	4,312	640,548
Principal Financial Group, Inc.	2,541	134,546
Progressive Corp. (The)	5,754	464,290
Prudential Financial, Inc.	3,956	360,233
Raymond James Financial, Inc.	1,215	111,087
Regions Financial Corp.	9,493	147,806
S&P Global, Inc.	2,405	706,421
State Street Corp.	3,578	270,604
SVB Financial Group(c)	508	122,088
Synchrony Financial	5,851	189,631
T. Rowe Price Group, Inc.	2,300	307,119
Travelers Cos., Inc. (The)	2,540	334,315
Truist Financial Corp.	13,198	680,621
U.S. Bancorp	13,987	744,388
Unum Group	2,030	54,181
W.R. Berkley Corp.	1,428	105,001
Wells Fargo & Co.	37,877	1,777,946
Willis Towers Watson PLC	1,266	267,493
Zions Bancorporation N.A.	1,678	76,332
		33,172,897
Health Care-13.82%
Abbott Laboratories	17,394	1,515,713
AbbVie, Inc.	14,553	1,179,084
ABIOMED, Inc.(c)	445	82,899
Agilent Technologies, Inc.	3,046	251,478
Alexion Pharmaceuticals, Inc.(c)	2,177	216,372
Align Technology, Inc.(c)	706	181,513
Allergan PLC	3,231	603,034
AmerisourceBergen Corp.	1,480	126,629
Amgen, Inc.	5,848	1,263,460
Anthem, Inc.	2,496	662,139
Baxter International, Inc.	5,025	448,330
Becton, Dickinson and Co.	2,662	732,529
Biogen, Inc.(c)	1,776	477,478
Boston Scientific Corp.(c)	13,717	574,331
Bristol-Myers Squibb Co.	23,070	1,452,256
Cardinal Health, Inc.	2,879	147,434
Centene Corp.(c)	5,746	360,906
Cerner Corp.	3,091	222,027
Cigna Corp.	3,675	706,996

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Cooper Cos., Inc. (The)	488	$169,282
CVS Health Corp.	12,803	868,299
Danaher Corp.	6,292	1,012,194
DaVita, Inc.(c)	882	70,445
DENTSPLY SIRONA, Inc.	2,188	122,528
Edwards Lifesciences Corp.(c)	2,053	451,373
Eli Lilly and Co.	8,315	1,161,107
Gilead Sciences, Inc.	12,451	786,903
HCA Healthcare, Inc.	2,604	361,435
Henry Schein, Inc.(c)	1,445	99,618
Hologic, Inc.(c)	2,639	141,239
Humana, Inc.	1,303	438,121
IDEXX Laboratories, Inc.(c)	844	228,732
Illumina, Inc.(c)	1,447	419,731
Incyte Corp.(c)	1,760	128,603
Intuitive Surgical, Inc.(c)	1,137	636,470
IQVIA Holdings, Inc.(c)	1,776	275,724
Johnson & Johnson	25,901	3,855,882
Laboratory Corp. of America Holdings(c)	955	167,507
McKesson Corp.	1,773	252,848
Medtronic PLC	13,192	1,522,884
Merck & Co., Inc.	25,056	2,140,785
Mettler-Toledo International, Inc.(c)	240	181,723
Mylan N.V.(c)	5,080	108,814
PerkinElmer, Inc.	1,094	101,173
Perrigo Co. PLC	1,339	76,377
Pfizer, Inc.	54,464	2,028,239
Quest Diagnostics, Inc.	1,325	146,638
Regeneron Pharmaceuticals, Inc.(c)	786	265,621
ResMed, Inc.	1,415	224,943
STERIS PLC	834	125,675
Stryker Corp.	3,169	667,708
Teleflex, Inc.	456	169,409
Thermo Fisher Scientific, Inc.	3,946	1,235,848
UnitedHealth Group, Inc.	9,324	2,540,324
Universal Health Services, Inc., Class B	790	108,317
Varian Medical Systems, Inc.(c)	895	125,810
Vertex Pharmaceuticals, Inc.(c)	2,531	574,664
Waters Corp.(c)	634	141,883
Zimmer Biomet Holdings, Inc.	2,024	299,350
Zoetis, Inc.	4,687	629,042
		36,267,876
Industrials-9.04%
3M Co.	5,660	898,016
A.O. Smith Corp.	1,348	57,546
Alaska Air Group, Inc.	1,212	78,283
Allegion PLC	915	118,328
American Airlines Group, Inc.	3,837	102,985
AMETEK, Inc.	2,250	218,587
Arconic, Inc.	3,812	114,169
Boeing Co. (The)	5,261	1,674,418
C.H. Robinson Worldwide, Inc.	1,331	96,125
Caterpillar, Inc.	5,439	714,413
Cintas Corp.	825	230,150
Copart, Inc.(c)	2,014	204,340
CSX Corp.	7,653	584,230
Cummins, Inc.	1,508	241,235
Deere & Co.	3,099	491,439
Delta Air Lines, Inc.	5,665	315,767
Dover Corp.	1,429	162,692
Eaton Corp. PLC	4,069	384,398
Emerson Electric Co.	5,995	429,422
	Shares	Value
Industrials-(continued)
Equifax, Inc.	1,192	$178,681
Expeditors International of Washington, Inc.	1,676	122,415
Fastenal Co.	5,645	196,898
FedEx Corp.	2,362	341,640
Flowserve Corp.	1,288	60,124
Fortive Corp.	2,908	217,896
Fortune Brands Home & Security, Inc.	1,370	94,133
General Dynamics Corp.	2,306	404,565
General Electric Co.	85,950	1,070,077
Honeywell International, Inc.	7,031	1,217,910
Huntington Ingalls Industries, Inc.	403	105,183
IDEX Corp.	748	122,560
IHS Markit Ltd.	3,946	311,181
Illinois Tool Works, Inc.	2,878	503,592
Ingersoll-Rand PLC	2,358	314,156
J.B. Hunt Transport Services, Inc.	839	90,553
Jacobs Engineering Group, Inc.	1,333	123,342
Johnson Controls International PLC	7,592	299,504
Kansas City Southern	975	164,473
L3Harris Technologies, Inc.	2,175	481,393
Lockheed Martin Corp.	2,443	1,045,897
Masco Corp.	2,796	132,866
Nielsen Holdings PLC	3,502	71,441
Norfolk Southern Corp.	2,567	534,475
Northrop Grumman Corp.	1,543	577,961
Old Dominion Freight Line, Inc.	629	123,429
PACCAR, Inc.	3,404	252,611
Parker-Hannifin Corp.	1,265	247,548
Pentair PLC	1,655	71,049
Quanta Services, Inc.	1,400	54,810
Raytheon Co.	2,740	605,376
Republic Services, Inc.	2,073	197,039
Robert Half International, Inc.	1,157	67,303
Rockwell Automation, Inc.	1,137	217,917
Rollins, Inc.	1,386	52,599
Roper Technologies, Inc.	1,024	390,820
Snap-on, Inc.	540	86,200
Southwest Airlines Co.	4,661	256,262
Stanley Black & Decker, Inc.	1,496	238,358
Textron, Inc.	2,246	103,159
TransDigm Group, Inc.	490	315,207
Union Pacific Corp.	6,832	1,225,797
United Airlines Holdings, Inc.(c)	2,142	160,222
United Parcel Service, Inc., Class B	6,896	713,874
United Rentals, Inc.(c)	740	100,411
United Technologies Corp.	7,985	1,199,347
Verisk Analytics, Inc.	1,612	261,902
W.W. Grainger, Inc.	430	130,148
Wabtec Corp.	1,792	132,357
Waste Management, Inc.	3,841	467,450
Xylem, Inc.	1,772	144,701
		23,715,355
Information Technology-24.24%
Accenture PLC, Class A	6,250	1,282,562
Adobe, Inc.(c)	4,764	1,672,831
Advanced Micro Devices, Inc.(c)	10,960	515,120
Akamai Technologies, Inc.(c)	1,590	148,426
Alliance Data Systems Corp.	404	41,527
Amphenol Corp., Class A	2,918	290,253
Analog Devices, Inc.	3,625	397,844
ANSYS, Inc.(c)	842	230,986
Apple, Inc.	41,104	12,722,099

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Applied Materials, Inc.	9,091	$527,187
Arista Networks, Inc.(c)	534	119,264
Autodesk, Inc.(c)	2,165	426,180
Automatic Data Processing, Inc.	4,259	729,950
Broadcom, Inc.	3,904	1,191,345
Broadridge Financial Solutions, Inc.	1,128	134,401
Cadence Design Systems, Inc.(c)	2,762	199,168
CDW Corp.	1,414	184,456
Cisco Systems, Inc.	41,749	1,919,201
Citrix Systems, Inc.	1,205	146,070
Cognizant Technology Solutions Corp., Class A	5,389	330,777
Corning, Inc.	7,569	202,017
DXC Technology Co.	2,519	80,306
F5 Networks, Inc.(c)	599	73,150
Fidelity National Information Services, Inc.	6,049	868,999
Fiserv, Inc.(c)	5,620	666,588
FleetCor Technologies, Inc.(c)	854	269,206
FLIR Systems, Inc.	1,320	68,033
Fortinet, Inc.(c)	1,397	161,158
Gartner, Inc.(c)	880	141,486
Global Payments, Inc.	2,958	578,141
Hewlett Packard Enterprise Co.	12,735	177,399
HP, Inc.	14,584	310,931
Intel Corp.	42,810	2,736,843
International Business Machines Corp.	8,716	1,252,751
Intuit, Inc.	2,562	718,334
IPG Photonics Corp.(c)	350	44,684
Jack Henry & Associates, Inc.	757	113,202
Juniper Networks, Inc.	3,294	75,564
Keysight Technologies, Inc.(c)	1,846	171,660
KLA Corp.	1,553	257,394
Lam Research Corp.	1,427	425,546
Leidos Holdings, Inc.	1,310	131,616
Mastercard, Inc., Class A	8,737	2,760,368
Maxim Integrated Products, Inc.	2,664	160,160
Microchip Technology, Inc.	2,352	229,273
Micron Technology, Inc.(c)	10,895	578,416
Microsoft Corp.	75,078	12,780,528
Motorola Solutions, Inc.	1,686	298,422
NetApp, Inc.	2,246	119,936
NortonLifeLock, Inc.	5,643	160,374
NVIDIA Corp.	6,023	1,424,018
Oracle Corp.	21,321	1,118,286
Paychex, Inc.	3,136	268,975
Paycom Software, Inc.(c)	481	153,035
PayPal Holdings, Inc.(c)	11,556	1,316,113
Qorvo, Inc.(c)	1,143	120,998
QUALCOMM, Inc.	11,238	958,714
salesforce.com, inc.(c)	8,730	1,591,566
Seagate Technology PLC	2,275	129,652
ServiceNow, Inc.(c)	1,856	627,755
Skyworks Solutions, Inc.	1,677	189,753
Synopsys, Inc.(c)	1,480	218,315
TE Connectivity Ltd.	3,291	303,364
Texas Instruments, Inc.	9,200	1,109,980
VeriSign, Inc.(c)	1,017	211,678
Visa, Inc., Class A	16,847	3,352,048
Western Digital Corp.	2,926	191,653
Western Union Co. (The)	4,126	110,989
Xerox Holdings Corp.	1,830	65,093
	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	2,475	$209,088
Zebra Technologies Corp., Class A(c)	531	126,920
		63,620,125
Materials-2.50%
Air Products and Chemicals, Inc.	2,169	517,762
Albemarle Corp.	1,043	83,732
Amcor PLC	15,944	168,847
Avery Dennison Corp.	822	107,879
Ball Corp.	3,220	232,420
Celanese Corp.	1,190	123,165
CF Industries Holdings, Inc.	2,140	86,199
Corteva, Inc.	7,365	212,996
Dow, Inc.	7,297	336,173
DuPont de Nemours, Inc.	7,290	373,102
Eastman Chemical Co.	1,338	95,359
Ecolab, Inc.	2,467	483,803
FMC Corp.	1,276	121,973
Freeport-McMoRan, Inc.	14,279	158,497
International Flavors & Fragrances, Inc.	1,051	137,797
International Paper Co.	3,859	157,139
Linde PLC (United Kingdom)	5,287	1,073,948
LyondellBasell Industries N.V., Class A	2,526	196,674
Martin Marietta Materials, Inc.	615	162,237
Mosaic Co. (The)	3,441	68,269
Newmont Corp.	8,069	363,589
Nucor Corp.	2,984	141,710
Packaging Corp. of America	932	89,239
PPG Industries, Inc.	2,327	278,868
Sealed Air Corp.	1,520	53,960
Sherwin-Williams Co. (The)	809	450,605
Vulcan Materials Co.	1,303	184,544
Westrock Co.	2,538	98,982
		6,559,468
Real Estate-2.98%
Alexandria Real Estate Equities, Inc.	1,133	184,906
American Tower Corp.	4,359	1,010,155
Apartment Investment & Management Co., Class A	1,465	77,220
AvalonBay Communities, Inc.	1,375	297,949
Boston Properties, Inc.	1,415	202,840
CBRE Group, Inc., Class A(c)	3,294	201,099
Crown Castle International Corp.	4,092	613,145
Digital Realty Trust, Inc.	2,054	252,621
Duke Realty Corp.	3,618	131,370
Equinix, Inc.	839	494,783
Equity Residential	3,435	285,380
Essex Property Trust, Inc.	650	201,344
Extra Space Storage, Inc.	1,275	141,117
Federal Realty Investment Trust	691	86,389
Healthpeak Properties, Inc.	4,871	175,307
Host Hotels & Resorts, Inc.	7,058	115,328
Iron Mountain, Inc.	2,826	89,330
Kimco Realty Corp.	4,156	79,172
Mid-America Apartment Communities, Inc.	1,123	154,087
Prologis, Inc.	6,218	577,528
Public Storage	1,479	330,941
Realty Income Corp.	3,207	251,461
Regency Centers Corp.	1,649	102,304
SBA Communications Corp., Class A	1,108	276,513
Simon Property Group, Inc.	3,020	402,113
SL Green Realty Corp.	803	73,908

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
UDR, Inc.	2,884	$138,172
Ventas, Inc.	3,668	212,230
Vornado Realty Trust	1,559	102,535
Welltower, Inc.	3,993	339,046
Weyerhaeuser Co.	7,333	212,290
		7,812,583
Utilities-3.55%
AES Corp. (The)	6,533	129,745
Alliant Energy Corp.	2,365	140,386
Ameren Corp.	2,421	198,643
American Electric Power Co., Inc.	4,861	506,613
American Water Works Co., Inc.	1,779	242,300
Atmos Energy Corp.	1,175	137,510
CenterPoint Energy, Inc.	4,943	130,891
CMS Energy Corp.	2,793	191,348
Consolidated Edison, Inc.	3,271	307,474
Dominion Energy, Inc.	8,100	694,575
DTE Energy Co.	1,890	250,633
Duke Energy Corp.	7,175	700,495
Edison International	3,529	270,145
Entergy Corp.	1,959	257,648
	Shares	Value
Utilities-(continued)
Evergy, Inc.	2,243	$161,855
Eversource Energy	3,186	294,514
Exelon Corp.	9,567	455,294
FirstEnergy Corp.	5,317	270,051
NextEra Energy, Inc.	4,811	1,290,310
NiSource, Inc.	3,676	107,744
NRG Energy, Inc.	2,476	91,340
Pinnacle West Capital Corp.	1,106	108,045
PPL Corp.	7,115	257,492
Public Service Enterprise Group, Inc.	4,977	294,638
Sempra Energy	2,774	445,615
Southern Co. (The)	10,321	726,598
WEC Energy Group, Inc.	3,104	310,059
Xcel Energy, Inc.	5,160	357,020
		9,328,981
TOTAL INVESTMENTS IN SECURITIES-100.23% (Cost $195,007,481)		263,036,895
OTHER ASSETS LESS LIABILITIES-(0.23)%		(605,496)
NET ASSETS-100.00%		$262,431,399

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.	$116,221	$24,584	$(52,228)	$12,474	$(36,435)	$64,616	$4,651
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation
Equity Risk
S&P 500 Index	Call	02/21/2020	809	$ 3,325	$ (3,173,364)	$268,992,500	$(574,390)	$ 2,598,974

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-96.85%
Consumer Discretionary-7.68%
Best Buy Co., Inc.	81,970	$6,942,039
Booking Holdings, Inc.(b)	14,928	27,326,450
eBay, Inc.	223,700	7,507,372
Garmin Ltd.	38,963	3,777,463
NIKE, Inc., Class B	401,226	38,638,064
NVR, Inc.(b)	868	3,313,130
PulteGroup, Inc.	63,813	2,849,251
Ross Stores, Inc.	100,949	11,325,468
TJX Cos., Inc. (The)	327,484	19,334,655
Ulta Beauty, Inc.(b)	15,185	4,068,213
Under Armour, Inc., Class A(b)(c)	44,267	893,308
VF Corp.	82,298	6,828,265
Whirlpool Corp.	16,062	2,347,783
		135,151,461
Consumer Staples-11.13%
Costco Wholesale Corp.	108,740	33,222,245
Estee Lauder Cos., Inc. (The), Class A	69,552	13,573,768
Hormel Foods Corp.	76,168	3,599,700
Monster Beverage Corp.(b)	118,976	7,923,802
PepsiCo., Inc.	414,800	58,909,896
Procter & Gamble Co. (The)	630,394	78,559,700
		195,789,111
Energy-4.25%
Cabot Oil & Gas Corp.	124,505	1,754,276
Chevron Corp.	475,764	50,973,355
ConocoPhillips	303,773	18,053,229
Devon Energy Corp.	132,857	2,885,654
Helmerich & Payne, Inc.	27,169	1,101,703
		74,768,217
Financials-5.62%
Aflac, Inc.	196,321	10,124,274
Ameriprise Financial, Inc.	38,975	6,446,855
Bank of New York Mellon Corp. (The)	229,462	10,275,308
Charles Schwab Corp. (The)	415,901	18,944,290
Cincinnati Financial Corp.	41,907	4,398,140
E*TRADE Financial Corp.	78,507	3,345,968
Everest Re Group Ltd.	10,982	3,037,292
Globe Life, Inc.	26,795	2,793,647
Hartford Financial Services Group, Inc. (The)	94,320	5,591,289
Huntington Bancshares, Inc.	275,431	3,737,599
Lincoln National Corp.	56,041	3,053,114
MarketAxess Holdings, Inc.	11,032	3,907,314
Nasdaq, Inc.	29,763	3,466,199
Principal Financial Group, Inc.	74,656	3,953,035
Raymond James Financial, Inc.	32,402	2,962,515
SVB Financial Group(b)	13,914	3,343,951
T. Rowe Price Group, Inc.	60,177	8,035,435
Unum Group	56,329	1,503,421
		98,919,646
Health Care-21.95%
Alexion Pharmaceuticals, Inc.(b)	61,924	6,154,626
Align Technology, Inc.(b)	24,386	6,269,641
AmerisourceBergen Corp.	46,024	3,937,813
Amgen, Inc.	211,229	45,636,025
Biogen, Inc.(b)	51,167	13,756,248
DENTSPLY SIRONA, Inc.	65,106	3,645,936
Edwards Lifesciences Corp.(b)	62,316	13,700,796
Eli Lilly and Co.	280,987	39,237,025
Gilead Sciences, Inc.	397,618	25,129,458
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	27,955	$7,576,084
Johnson & Johnson	595,775	88,693,024
Merck & Co., Inc.	777,713	66,447,799
Mettler-Toledo International, Inc.(b)	7,260	5,497,127
Pfizer, Inc.	1,512,355	56,320,100
Waters Corp.(b)	19,316	4,322,728
		386,324,430
Industrials-10.73%
3M Co.	143,369	22,746,926
A.O. Smith Corp.	40,727	1,738,636
C.H. Robinson Worldwide, Inc.	36,645	2,646,502
Cummins, Inc.	40,756	6,519,737
Dover Corp.	43,987	5,007,920
Eaton Corp. PLC	106,137	10,026,762
Emerson Electric Co.	157,075	11,251,282
Expeditors International of Washington, Inc.	42,135	3,077,540
Fastenal Co.	142,228	4,960,913
Honeywell International, Inc.	202,331	35,047,776
Illinois Tool Works, Inc.	84,407	14,769,537
Jacobs Engineering Group, Inc.	40,818	3,776,890
Johnson Controls International PLC	278,843	11,000,356
L3Harris Technologies, Inc.	57,886	12,811,908
Pentair PLC	57,632	2,474,142
Raytheon Co.	67,776	14,974,429
Robert Half International, Inc.	34,588	2,011,984
Rockwell Automation, Inc.	40,238	7,712,015
Snap-on, Inc.	13,501	2,155,165
Southwest Airlines Co.	141,040	7,754,379
Textron, Inc.	60,136	2,762,047
W.W. Grainger, Inc.	11,745	3,554,859
		188,781,705
Information Technology-34.71%
Apple, Inc.	310,197	96,009,073
Cisco Systems, Inc.	1,466,815	67,429,486
Citrix Systems, Inc.	44,806	5,431,383
Fortinet, Inc.(b)	57,724	6,659,041
Intel Corp.	1,125,562	71,957,179
Intuit, Inc.	70,523	19,773,239
Jack Henry & Associates, Inc.	20,952	3,133,162
Juniper Networks, Inc.	90,688	2,080,383
Mastercard, Inc., Class A	289,579	91,489,589
Maxim Integrated Products, Inc.	105,287	6,329,854
NetApp, Inc.	122,154	6,523,024
Oracle Corp.	678,836	35,604,948
PayPal Holdings, Inc.(b)	432,850	49,297,286
Qorvo, Inc.(b)	27,541	2,915,490
Seagate Technology PLC	80,547	4,590,374
Skyworks Solutions, Inc.	43,572	4,930,172
TE Connectivity Ltd.	88,097	8,120,781
Texas Instruments, Inc.	305,128	36,813,693
Visa, Inc., Class A	461,427	91,810,130
		610,898,287
Real Estate-0.78%
Healthpeak Properties, Inc.	128,401	4,621,152
Public Storage	40,405	9,041,023
		13,662,175
Total Common Stocks & Other Equity Interests (Cost $1,520,009,101)		1,704,295,032

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $429,851)	429,851	$429,851
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.87% (Cost $1,520,438,952)		1,704,724,883
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	662,670	662,670
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	221,103	$221,191
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $883,861)		883,861
TOTAL INVESTMENTS IN SECURITIES-96.92% (Cost $1,521,322,813)		1,705,608,744
OTHER ASSETS LESS LIABILITIES-3.08%		54,218,869
NET ASSETS-100.00%		$1,759,827,613

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-0.75%
Cars.com, Inc.(b)	60,821	$709,781
Consumer Discretionary-21.44%
Adient PLC(b)	79,302	2,038,854
Delphi Technologies PLC(b)	78,412	1,202,840
frontdoor, Inc.(b)	77,129	3,284,153
Garrett Motion, Inc. (Switzerland)(b)	68,167	573,966
Hilton Grand Vacations, Inc.(b)	77,864	2,484,640
Kontoor Brands, Inc.	42,540	1,622,476
Penn National Gaming, Inc.(b)	99,262	2,960,986
Veoneer, Inc. (Sweden)(b)(c)	91,336	1,190,108
Wyndham Hotels & Resorts, Inc.	86,698	4,956,525
		20,314,548
Consumer Staples-7.93%
Lamb Weston Holdings, Inc.	82,230	7,508,421
Energy-3.90%
Apergy Corp.(b)	70,567	1,824,863
Equitrans Midstream Corp.	185,660	1,795,332
KLX Energy Services Holdings, Inc.(b)	18,912	76,404
		3,696,599
Financials-4.09%
Brighthouse Financial, Inc.(b)	99,541	3,872,145
Health Care-2.17%
Covetrus, Inc.(b)(c)	88,866	1,093,052
Varex Imaging Corp.(b)	34,956	966,533
		2,059,585
Industrials-24.17%
Arcosa, Inc.	44,084	1,928,675
Fortive Corp.	97,446	7,301,629
Hertz Global Holdings, Inc.(b)	91,927	1,448,769
IAA, Inc.(b)	121,632	5,748,328
nVent Electric PLC	141,770	3,530,073
Resideo Technologies, Inc.(b)	111,888	1,139,020
Welbilt, Inc.(b)	119,562	1,804,191
		22,900,685
Information Technology-4.39%
Conduent, Inc.(b)	150,216	642,924
Perspecta, Inc.	125,271	3,516,357
		4,159,281
	Shares	Value
Materials-21.16%
Alcoa Corp.(b)	169,044	$2,358,164
Corteva, Inc.	261,475	7,561,857
Dow, Inc.	142,316	6,556,498
GCP Applied Technologies, Inc.(b)	49,001	1,088,802
Ingevity Corp.(b)	38,102	2,485,013
		20,050,334
Real Estate-10.00%
CorePoint Lodging, Inc.	35,509	324,907
JBG SMITH Properties	107,528	4,360,261
Park Hotels & Resorts, Inc.	218,084	4,784,763
		9,469,931
Total Common Stocks & Other Equity Interests (Cost $109,615,210)		94,741,310
Money Market Funds-0.26%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $244,620)	244,620	244,620
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $109,859,830)		94,985,930
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	669,334	669,334
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	454,304	454,486
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,123,797)		1,123,820
TOTAL INVESTMENTS IN SECURITIES-101.45% (Cost $110,983,627)		96,109,750
OTHER ASSETS LESS LIABILITIES-(1.45)%		(1,373,176)
NET ASSETS-100.00%		$94,736,574
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.20%
Building Products-5.76%
A.O. Smith Corp.	916,092	$39,107,968
Advanced Drainage Systems, Inc.	657,055	27,313,776
		66,421,744
Chemicals-8.08%
Ecolab, Inc.	475,046	93,161,271
Commercial Services & Supplies-2.80%
Tetra Tech, Inc.	376,430	32,222,408
Construction & Engineering-2.33%
Aegion Corp.(b)	164,091	3,429,502
Valmont Industries, Inc.	164,733	23,401,970
		26,831,472
Electronic Equipment, Instruments & Components-4.19%
Badger Meter, Inc.	292,657	17,284,322
Itron, Inc.(b)	379,210	31,000,418
		48,284,740
Health Care Equipment & Supplies-8.48%
Danaher Corp.	607,468	97,723,377
Industrial Conglomerates-8.15%
Roper Technologies, Inc.	246,072	93,915,840
Life Sciences Tools & Services-7.75%
Waters Corp.(b)	399,324	89,364,718
Machinery-26.20%
Energy Recovery, Inc.(b)(c)	346,419	3,536,938
Evoqua Water Technologies Corp.(b)	706,830	14,115,395
Franklin Electric Co., Inc.	154,229	8,897,471
Gorman-Rupp Co. (The)	71,610	2,643,125
IDEX Corp.	272,454	44,641,588
Lindsay Corp.	124,481	12,451,834
Mueller Industries, Inc.	284,632	8,302,715
Mueller Water Products, Inc., Class A	1,077,010	12,547,166
Pentair PLC	999,777	42,920,427
Rexnord Corp.(b)	1,332,255	43,498,126
Toro Co. (The)	492,591	39,417,132
Watts Water Technologies, Inc., Class A	223,496	22,284,786
Xylem, Inc.	572,045	46,713,195
		301,969,898
Trading Companies & Distributors-3.94%
HD Supply Holdings, Inc.(b)	1,113,473	45,362,890
	Shares	Value
Water Utilities-22.52%
American States Water Co.	402,153	$35,614,670
American Water Works Co., Inc.	732,691	99,792,514
Aqua America, Inc.	1,001,557	52,020,871
AquaVenture Holdings Ltd.(b)	184,285	4,975,695
Artesian Resources Corp., Class A	17,948	676,998
California Water Service Group	368,388	19,362,473
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	1,820,645	25,780,333
Consolidated Water Co. Ltd. (Cayman Islands)	102,699	1,757,180
Middlesex Water Co.	100,033	6,528,154
SJW Group	177,170	12,995,419
		259,504,307
Total Common Stocks & Other Equity Interests (Cost $848,510,458)		1,154,762,665

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $749,648)	749,648	749,648
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $849,260,106)		1,155,512,313
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	356,770	356,770
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	119,379	119,427
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $476,196)		476,197
TOTAL INVESTMENTS IN SECURITIES-100.31% (Cost $849,736,302)		1,155,988,510
OTHER ASSETS LESS LIABILITIES-(0.31)%		(3,551,343)
NET ASSETS-100.00%		$1,152,437,167

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-2.46%
Hexcel Corp.	90,695	$6,731,383
Auto Components-4.81%
Gentherm, Inc.(b)	151,178	6,970,817
Workhorse Group, Inc.(b)(c)	1,934,570	6,209,970
		13,180,787
Automobiles-7.41%
NIO, Inc., ADR (China)(b)(c)	2,649,491	10,015,076
Tesla, Inc.(b)	15,789	10,271,850
		20,286,926
Chemicals-10.22%
Air Products and Chemicals, Inc.	27,255	6,506,041
Albemarle Corp.(c)	92,743	7,445,408
Livent Corp.(b)	768,482	7,231,416
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	242,230	6,806,663
		27,989,528
Construction & Engineering-7.63%
Ameresco, Inc., Class A(b)	420,464	8,068,704
MYR Group, Inc.(b)	209,951	6,029,793
Quanta Services, Inc.	173,510	6,792,916
		20,891,413
Electrical Equipment-17.90%
American Superconductor Corp.(b)	159,644	1,002,564
Ballard Power Systems, Inc. (Canada)(b)(c)	944,024	9,317,517
Bloom Energy Corp., Class A(b)(c)	1,014,449	7,993,858
Plug Power, Inc.(b)(c)	2,156,482	8,334,803
Sunrun, Inc.(b)	456,605	7,775,983
TPI Composites, Inc.(b)	360,040	7,470,830
Vivint Solar, Inc.(b)(c)	871,965	7,115,235
		49,010,790
Electronic Equipment, Instruments & Components-2.54%
Itron, Inc.(b)	85,071	6,954,554
Independent Power and Renewable Electricity Producers-11.00%
Atlantica Yield PLC (Spain)	254,004	7,296,265
Ormat Technologies, Inc.	89,558	7,098,367
Sunnova Energy International, Inc.(b)	574,679	7,804,141
TerraForm Power, Inc., Class A	438,099	7,925,211
		30,123,984
Machinery-4.95%
ESCO Technologies, Inc.	73,076	7,012,373
Woodward, Inc.	56,385	6,558,139
		13,570,512
	Shares	Value
Oil, Gas & Consumable Fuels-2.26%
Renewable Energy Group, Inc.(b)	235,924	$6,200,083
Professional Services-2.80%
Willdan Group, Inc.(b)	231,636	7,674,100
Semiconductors & Semiconductor Equipment-25.95%
Advanced Energy Industries, Inc.(b)	93,657	6,550,371
Canadian Solar, Inc. (Canada)(b)	302,780	6,070,739
Cree, Inc.(b)	142,091	6,605,811
Daqo New Energy Corp., ADR (China)(b)	129,628	6,556,584
Enphase Energy, Inc.(b)(c)	248,479	7,832,058
First Solar, Inc.(b)	115,455	5,724,259
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	291,294	5,447,198
SolarEdge Technologies, Inc.(b)	70,439	6,893,160
SunPower Corp.(b)(c)	835,198	7,115,887
Universal Display Corp.	35,152	6,192,728
Veeco Instruments, Inc.(b)	476,183	6,071,333
		71,060,128
Total Common Stocks & Other Equity Interests (Cost $227,372,397)		273,674,188

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $28,573)	28,573	28,573
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $227,400,970)		273,702,761
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.28%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	47,716,976	47,716,976
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	16,034,203	16,040,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,757,129)		63,757,593
TOTAL INVESTMENTS IN SECURITIES-123.22% (Cost $291,158,099)		337,460,354
OTHER ASSETS LESS LIABILITIES-(23.22)%		(63,596,930)
NET ASSETS-100.00%		$273,863,424

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BRIC ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,928,363	$18,098,271	$-	$58,026,634
Money Market Funds	117,031	-	-	117,031
Total Investments	$40,045,394	$18,098,271	$-	$58,143,665
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$197,119,231	$-	$-	$197,119,231
Money Market Funds	23,129,604	-	-	23,129,604
Total Investments in Securities	220,248,835	-	-	220,248,835
Other Investments - Assets*
Swap Agreements	-	126,271	-	126,271
Other Investments - Liabilities*
Swap Agreements	-	(58,737)	-	(58,737)
Total Other Investments	-	67,534	-	67,534
Total Investments	$220,248,835	$67,534	$-	$220,316,369
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$188,648,734	$-	$0	$188,648,734
Money Market Funds	17,140,953	-	-	17,140,953
Total Investments	$205,789,687	$-	$0	$205,789,687
*	Unrealized appreciation (depreciation).
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.